BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA (Tables)	12 Months Ended
Dec. 31, 2021
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Schedule of the list of subsidiaries included in the consolidation

		Ownership interest
		12.31.2021			12.31.2020
Taxpayer ID	Company Name	Direct	Indirect	Total	Direct	Indirect	Total
59.144.140-K	Abisa Corp S.A. (1)	—	—	—	—	99.99	99.99
Foreign	Aconcagua Investing Ltda. (1)	—	—	—	0.70	99.28	99.98
96.842.970-1	Andina Bottling Investments S.A.	99.9	0.09	99.99	99.9	0.09	99.99
96.972.760-9	Andina Bottling Investments Dos S.A.	99.9	0.09	99.99	99.9	0.09	99.99
Foreign	Andina Empaques Argentina S.A.	—	99.98	99.98	—	99.98	99.98
96.836.750-1	Andina Inversiones Societarias S.A.	99.98	0.01	99.99	99.98	0.01	99.99
76.070.406-7	Embotelladora Andina Chile S.A.	99.99	—	99.99	99.99	—	99.99
Foreign	Embotelladora del Atlántico S.A.	0.92	99.07	99.99	0.92	99.07	99.99
96.705.990-0	Envases Central S.A.	59.27	—	59.27	59.27	—	59.27
Foreign	Paraguay Refrescos S.A.	0.08	97.75	97.83	0.08	97.75	97.83
76.276.604-3	Red de Transportes Comerciales Ltda.	99.9	0.09	99.99	99.9	0.09	99.99
77.427.659-9	Re-Ciclar S.A. (2)	60.00	—	60.00	—	—	—
Foreign	Rio de Janeiro Refrescos Ltda.	—	99.99	99.99	—	99.99	99.99
78.536.950-5	Servicios Multivending Ltda.	99.9	0.09	99.99	99.9	0.09	99.99
78.861.790-9	Transportes Andina Refrescos Ltda.	99.9	0.09	99.99	99.9	0.09	99.99
96.928.520-7	Transportes Polar S.A.	99.99	—	99.99	99.99	—	99.99
76.389.720-6	Vital Aguas S.A.	66.50	—	66.50	66.50	—	66.50
93.899.000-k	VJ S.A.	15.00	50.00	65.00	15.00	50.00	65.00

(1) These companies were merged into Andina Bottling Investments Dos S.A.

(2) Re-Ciclar S.A. is a company, whose purpose is to produce recycled resin for the Coca-Cola system and third parties

Schedule of companies that have a functional currency different from the presentation currency of the parent company

Company	Functional Currency
Embotelladora del Atlántico	Argentine Peso (ARS)
Embotelladora Andina	Chilean Peso (CLP)
Paraguay Refrescos	Paraguayan Guaraní (PYG)
Rio de Janeiro Refrescos	Brazil Real (BRL)

Schedule of exchange rates regarding the Chilean peso in effect at the end of each period

Exchange rates regarding the Chilean peso in effect at the end of each period are as follows:

Date	USD	BRL	ARS	PYG
12.31.2021	844.69	151.36	8.22	0.123
12.31.2020	710.95	136.80	8.44	0.103

Schedule of estimated useful lives by asset category

Assets	Range in years
Buildings	15-80
Plant and equipment	5-20
Warehouse installations and accessories	10-50
Furniture and supplies	4-5
Motor vehicles	4-10
Other Property, plant and equipment	3-10
Bottles and containers	2-5

Schedule of discount rates applied in annual test to the level of risk of the CGU

	2021 Discount	2020 Discount
	rates	rates
Argentina	27.2%	28.1%
Chile	7.1%	7.2%
Brazil	9.0%	9.9%
Paraguay	8.1%	9.3%

Schedule of changes in estimated useful lives

	Previous range	New range
Assets	of years	of years
Buildings	15-80	15-80
Plant and equipment	5-20	5-20
Fixed and ancillary equipment	10-50	10-50
Furniture and fixtures	4-5	5
Vehicles	4-10	4-10
Other property, plant and equipment	3-10	5-10
Containers and cases	2-5	1-8

Schedule of amendments to IFRS that have been issued effective as of the date of these financial statements

	Amendments	Application date
IFRS 9, IAS 39, IFRS 7,IFRS 4 and IFRS 16	Interest Rate Benchmark Reform—Phase 2	January 1, 2021
IFRS 16	COVID-19-Related Rent Concessions	April 1, 2021

Schedule of New Standards, Interpretations and Amendments for annual periods

	Standards and Interpretations	Mandatory application date
IFRS 17	Insurance Contracts	January 1, 2023

Summary of Amendments to IFRS which have been issued and will become in effect on January 1, 2023

	Amendments	Date of application
IAS 1	Disclosure of Accounting Policies	January 1, 2023
IAS 1	Classification of liabilities as current or non-current	January 1, 2023
IFRS 3	Reference to the Conceptual Framework	January 1, 2022
IAS 16	Property, Plant and Equipment — Proceeds before Intended Use	January 1, 2022
IAS 37	Onerous Contracts—Cost of Fulfilling a Contract	January 1, 2022
IFRS 10 and IAS 28	Consolidated Financial Statements - sale or contribution of assets between an investor and its associate or joint venture	To be determined
IAS 12	Deferred taxes regarding assets and liabilities that arise from a single transaction	January 1, 2023
IAS 8	Definition of Accounting estimate	January 1, 2023